Cash Distributions and Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2025
Cash Distributions And Earnings Per Unit
Cash Distributions and Earnings per Unit - Schedule of Incentive Distributions Made To General Partners Or Unitholders By Distribution

There are incentive distribution rights held by Navios GP L.L.C., which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

Cash Distributions and Earnings per Unit - Distributions Paid for all quarters

The authorized quarterly cash distributions paid during the years ended December 31, 2025, 2024 and 2023, as well as the quarterly cash distributions paid with respect to the quarter ended December 31, 2025 are presented below:

Date	Authorized Quarterly Cash Distribution for the three months ended	Date of record of Common and General Partnership unit Unitholders	Payment of Distribution	$/ Unit	Amount of the declared distribution
January 2023	December 31, 2022	February 10, 2023	February 14, 2023	$0.05	$1,540
April 2023	March 31, 2023	May 9, 2023	May 12, 2023	$0.05	$1,540
July 2023	June 30, 2023	August 8, 2023	August 11, 2023	$0.05	$1,540
October 2023	September 30, 2023	November 7, 2023	November 13, 2023	$0.05	$1,540
February 2024	December 31, 2023	February 12, 2024	February 14, 2024	$0.05	$1,540
April 2024	March 31, 2024	May 10, 2024	May 14, 2024	$0.05	$1,540
July 2024	June 30, 2024	August 9, 2024	August 14, 2024	$0.05	$1,531
October 2024	September 30, 2024	November 12, 2024	November 15, 2024	$0.05	$1,521
January 2025	December 31, 2024	February 10, 2025	February 13, 2025	$0.05	$1,511
April 2025	March 31, 2025	May 9, 2025	May 14, 2025	$0.05	$1,493
July 2025	June 30, 2025	August 11, 2025	August 14, 2025	$0.05	$1,481
October 2025	September 30, 2025	November 10, 2025	November 14, 2025	$0.05	$1,470
January 2026	December 31, 2025	February 9, 2026	February 12, 2026	$0.05	$1,461

Cash Distributions and Earnings per Unit - Schedule of Earnings per Unit, Basic and Diluted

The calculations of the basic and diluted earnings per unit are presented below.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023
Net income	$285,334	$367,308	$433,645
Income attributable to:
Common unitholders	$279,342	$359,867	$424,974
Weighted average units outstanding basic
Common unitholders	29,132,075	30,029,279	30,183,428
Earnings per unit basic:
Common unitholders	$9.59	$11.98	$14.08
Weighted average units outstanding diluted
Common unitholders	29,132,075	30,029,279	30,184,388
Earnings per unit diluted:
Common unitholders	$9.59	$11.98	$14.08
Earnings per unit distributed basic:
Common unitholders	$0.20	$0.20	$0.20
Earnings per unit distributed diluted:
Common unitholders	$0.20	$0.20	$0.20
Earnings per unit undistributed basic:
Common unitholders	$9.39	$11.78	$13.88
Earnings per unit undistributed diluted:
Common unitholders	$9.39	$11.78	$13.88